Income Taxes - Summary of Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ (26)	$ (4)	¥ (32)	¥ (86)
Deferred tax benefit	481	70
Total income tax expense	¥ 455	$ 66	¥ (32)	¥ (86)